Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Tax Charge in Income Statement

	€ million	€ million	€ million
Tax charge in income statement	2021	2020	2019
Current tax
Current year	(2,399)	(2,128)	(2,098)
Over/(under) provided in prior years	245	(154)	119
	(2,154)	(2,282)	(1,979)
Deferred tax
Origination and reversal of temporary differences	189	344	(255)
Changes in tax rates	15	(19)	(59)
Recognition of previously unrecognised losses brought forward	15	34	30
	219	359	(284)
	(1,935)	(1,923)	(2,263)

Summary of Reconciliation of Effective Tax Rate
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2021	% 2020	% 2019
Computed rate of tax(a)	24	23	24
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	2	2	3
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	(1)	(1)	—
Transfer to/(from) unrecognised deferred tax assets	—	—	(2)
Others	(2)	(1)	1
Underlying effective tax rate	23	23	26
Taxes related to the UK tax audit of intangible income and centralised services(b)	—	1	—
Taxes related to the reorganisation of our European business(b)	(1)	1	2
Hyperinflation adjustment for Argentina deferred tax(b)	1	—	—
Effective tax rate	23	25	28
(a)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
(b)See note 3 for explanation of non-underlying items.

Summary of Movements in Deferred Tax Asset (Liability)

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2021 and 2020	As at 1 January 2021	Income statement	Other	As at 31 December 2021	As at 31 December 2020	Income statement	Other	As at 31 December 2020
Pensions and similar obligations	80	(73)	(661)	(654)	272	(97)	(95)	80
Provisions and accruals	698	(11)	39	726	756	38	(96)	698
Goodwill and intangible assets	(2,734)	249	(963)	(3,448)	(2,096)	23	(661)	(2,734)
Accelerated tax depreciation	(641)	33	8	(600)	(685)	9	35	(641)
Tax losses	190	(2)	(16)	172	184	32	(26)	190
Fair value gains	(52)	19	(27)	(60)	(50)	12	(14)	(52)
Fair value losses	45	1	(44)	2	15	(6)	36	45
Share-based payments	146	7	13	166	156	(30)	20	146
Lease liability	294	(16)	17	295	319	9	(34)	294
Right of use asset	(244)	21	(21)	(244)	(269)	(4)	29	(244)
Other(a)	526	(9)	63	580	161	373	(8)	526
	(1,692)	219	(1,592)	(3,065)	(1,237)	359	(814)	(1,692)
(a)The deferred tax-other includes the recognition of an asset of €345 million (2020: €345 million) relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.

Summary of Deferred Tax Assets and Liabilities	The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2021	Assets 2020	Liabilities 2021	Liabilities 2020	Total 2021	Total 2020
Pensions and similar obligations	322	404	(976)	(324)	(654)	80
Provisions and accruals	426	408	300	290	726	698
Goodwill and intangible assets	453	330	(3,901)	(3,064)	(3,448)	(2,734)
Accelerated tax depreciation	(66)	(37)	(534)	(604)	(600)	(641)
Tax losses	148	161	24	29	172	190
Fair value gains	(15)	(1)	(45)	(51)	(60)	(52)
Fair value losses	5	27	(3)	18	2	45
Share-based payments	38	26	128	120	166	146
Lease liability	142	157	153	137	295	294
Right of use asset	(119)	(128)	(125)	(116)	(244)	(244)
Other	131	127	449	399	580	526
	1,465	1,474	(4,530)	(3,166)	(3,065)	(1,692)
Of which deferred tax to be recovered/(settled) after more than 12 months	1,194	1,230	(4,684)	(3,311)	(3,490)	(2,081)

Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects directly recognised in equity or other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2021 and 2020	Before tax 2021	Tax (charge)/credit 2021	After tax 2021	Before tax 2020	Tax (charge)/credit 2020	After tax 2020
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	178	(12)	166	77	1	78
Cash flow hedges	291	(12)	279	87	(27)	60
Remeasurement of defined benefit pension plans	2,405	(671)	1,734	250	(35)	215
Currency retranslation gains/(losses)	1,237	(60)	1,177	(2,646)	56	(2,590)
	4,111	(755)	3,356	(2,232)	(5)	(2,237)